Accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Payables and Accruals [Abstract]
Due to employees	$ 41,961	$ 32,328
Professional services	5,603	3,886
Other	2,029	2,299
Total	$ 49,593	$ 38,513